COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Percentage of original principal , amortization	4.50%
Proceeds from Issuance or Sale of Equity | $	$ 5,175,000
Number of shares of common stock to be issued | shares	250,000